LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER SHARE
LOSS PER SHARE
23.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted losses per share for the years indicated:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator
Net loss	(300,765)	(475,968)	(102,376)
Deemed dividend	(446,419)	—	—
Net loss attributable to ordinary shareholders	(747,184)	(475,968)	(102,376)
Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	115,534,593	124,783,013	129,188,125
Basic and diluted net loss per share attributable to ordinary shareholders	(6.47)	(3.81)	(0.79)

For the years ended December 31, 2022, 2023 and 2024, the following share options were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive for the period prescribed.

	For the year ended December 31,
	2022	2023	2024
	Number	Number	Number
Shares issuable upon exercise of share options	9,608,634	10,191,721	9,917,509
Shares issuable upon vest of restricted share units	—	153,321	550,347
Shares issuable upon exercise of tandem award	60,000	60,000	—
Total	9,668,634	10,405,042	10,467,856